UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2003
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  			[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		Bank of Ireland Asset Management
Address: 	40 Mespil Road
         		Dublin 4
         		Ireland
13F File Number:  28-06734
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:  	Keith Walsh
Title:  Senior Compliance Manager
Phone:    	011 353 1 6378119
Signature, Place, and Date of Signing:
    Keith Walsh    Dublin, Ireland    November 4th, 2003
Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:   	39
Form 13F Information Table Entry Total:
Form 13F Information Table Value Total:   	$9,228,159
List of Other Included Managers:
 No.  13F File Number     Name

 None
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
NAME OF ISSUER           TITLE OF CLASS CUSIP      VALUE   SHARES/    SH/PRPUT/CALINVESTMENOTHER   VOTING AUTHORITY
                                                   (x$000) PRN AMT                DISCRETIOMANAGERSSOLE          SHAREDNONE
Elan Plc                 ADR            284131208  104     20000      SH          SOLE             20000
Iona Technologies Plc    Sponsored ADR  46206P109  2411    1004623    SH          SOLE             1004623
ICON Pub Ltd Co          Sponsored ADR  45103T107  2943    85000      SH          SOLE             85000
Posco                    Sponsored ADR  693483109  43039   1507485    SH          SOLE             1507485
PPG Inds Inc             Com            693506107  155884  2935113    SH          SOLE             2935113
Dover Corp               Com            260003108  261445  7254300    SH          SOLE             7254300
Sysco Corp               Com            871829107  589012  17848859   SH          SOLE             17848859
Wal Mart Stores Inc      Com            931142103  127797  2233045    SH          SOLE             2233045
Johnson & Johnson        Com            478160104  657632  13189577   SH          SOLE             13189577
Becton Dickinson & Co    Com            075887109  260144  7258472    SH          SOLE             7258472
J P Morgan Chase & Co    Com            46625H100  278048  8026781    SH          SOLE             8026781
Citigroup Inc            Com            172967101  258591  5612993    SH          SOLE             5612993
Donnelley R R & Sons Co  Com            257867101  120776  4866087    SH          SOLE             4866087
Engelhard Corp           Com            292845104  148569  5298467    SH          SOLE             5298467
Fastenal Co              Com            311900104  100879  2620223    SH          SOLE             2620223
Federal Natl Mtg Assn    Com            313586109  645189  9251352    SH          SOLE             9251352
Gannett Inc              Com            364730101  795139  10168019   SH          SOLE             10168019
General Dynamics Corp    Com            369550108  79348   1023844    SH          SOLE             1023844
Home Depot Inc           Com            437076102  220581  6860987    SH          SOLE             6860987
Illinois Tool Wks Inc    Com            452308109  342489  5054446    SH          SOLE             5054446
International Business MaCom            459200101  401487  4488391    SH          SOLE             4488391
Johnson Ctls Inc         Com            478366107  354518  3706412    SH          SOLE             3706412
Leggett & Platt Inc      Com            524660107  152288  6937949    SH          SOLE             6937949
MBIA Inc                 Com            55262C100  275445  4971935    SH          SOLE             4971935
Masco Corp               Com            574599106  195495  7995693    SH          SOLE             7995693
Microsoft Corp           Com            594918104  344122  11936234   SH          SOLE             11936234
Wells Fargo & Co New     Com            949746101  470645  9101625    SH          SOLE             9101625
Pfizer Inc               Com            717081103  413033  13371090   SH          SOLE             13371090
Altria Group Inc         Com            2209S103   648977  14919009   SH          SOLE             14919009
Sherwin Williams Co      Com            824348106  178902  6050117    SH          SOLE             6050117
SPDR                     Unit Ser 1     78462F103  515     5100       SH          SOLE             5100
Outback Steakhouse       Com            689899102  41982   1112700    SH          SOLE             1112700
Jones Apparel Group Inc  Com            480074103  150535  5014480    SH          SOLE             5014480
Teleflex Inc             Com            879369106  52579   1213171    SH          SOLE             1213171
Smufit-Stone Container CoCom            832727101  808     53785      SH          SOLE             53785
Family DLR Stores Inc    Com            307000109  59920   1478771    SH          SOLE             1478771
McGraw Hill Cos Inc      Com            580645109  177194  2851068    SH          SOLE             2851068
Marsh & McLennan Cos Inc Com            571748102  133719  2760515    SH          SOLE             2760515
Aflac Inc                Com            1055102    65581   2081286    SH          SOLE             2081286
KT Corp                  Sponsored ADR  48268K101  20394   1026900    SH          SOLE             1026900